GROUP STRUCTURE (Details Narrative) - USD ($) $ in Millions			12 Months Ended
	Aug. 30, 2024	Jul. 24, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2024	Oct. 21, 2024	Sep. 13, 2024	May 27, 2024	Jan. 29, 2024	Jan. 22, 2024	Jan. 16, 2024
IfrsStatementLineItems [Line Items]
Capital stock	$ 22.9											$ 15.0
Recognizing profits	$ 27.4											$ 5.0
Voting rights percentage	100.00%
Equity interest	63.74%
Profits acquisition transaction business combination	$ 3.8
Acquisition revenues			$ 39.4
Net earnings			16.1
Revenues from sale			1,987.3
Additional equity interest			24.0
Cash and cash equivalents			71.0			$ 71.0
Environmental guarantee total amount			100.0
Line security deposits			84.0
Dividends amount											$ 8.5
Account of share repurchase										$ 36.6
Receivable						$ 4.0
Share of profits from associates joint ventures			145.0	$ (10.0)	$ 111.0
Undivided interest rate								22.51%
Base Price							$ 23.0
Cash							9.0		$ 57.8
Profit							$ 10.8
TGS [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal charge on property, plant and equipment			10,104.0
Share of profits from associates joint ventures			9.8
Short- and medium-term corporate bonds		$ 490.0
Accruing interest rate		8.50%
CB [Member]
IfrsStatementLineItems [Line Items]
Short- and medium-term corporate bonds		$ 2,000.0
Net proceeds purchase and cancellation		$ 483.7
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Compensable damages											$ 50.0
OCP [Member]
IfrsStatementLineItems [Line Items]
Revenues from sale			$ 631.7